LEASES (Details 4) - Israel Office Additionallease [Member]	12 Months Ended
Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Office additional lease (unit n3)	Israel office additional lease (unit n3)
Lessee	Kudra Israel Marketing (IMSS)
Country	Israel
CCY	ILS
Start date	Jan. 01, 2025
End date	28/10/2029
Lease duration (months)	58 months
Rent Amount (Monthly) (ILS)	€ 6,427 [1]

[1]	These figures are not presented in thousands of euros.